Guarantees, Pledged Assets and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Carrying value	$ 606	$ 1,082
Maximum exposure to loss, expires in one year or less	27,515	24,747
Maximum exposure to loss, expires in one year through three years	16,098	15,127
Maximum exposure to loss, expires in three years through five years	9,963	9,712
Maximum exposure to loss, expires after five years	16,546	12,903
Maximum exposure to loss	70,122	62,489
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other	49,685	30,288
Investment securities	101,997	85,468
Mortgages held for sale and loans	418,338	381,597
Total pledged assets	570,020	497,353
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	23,823	20,550
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying value	41	56
Maximum exposure to loss, expires in one year or less	16,271	16,907
Maximum exposure to loss, expires in one year through three years	10,269	11,628
Maximum exposure to loss, expires in three years through five years	6,295	5,308
Maximum exposure to loss, expires after five years	645	994
Maximum exposure to loss	33,480	34,837
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	8,447	9,512
Securities lending and other indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value	0	0
Maximum exposure to loss, expires in one year or less	0	0
Maximum exposure to loss, expires in one year through three years	2	3
Maximum exposure to loss, expires in three years through five years	2	18
Maximum exposure to loss, expires after five years	5,948	3,199
Maximum exposure to loss	5,952	3,220
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	0	25
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value	72	86
Maximum exposure to loss, expires in one year or less	131	116
Maximum exposure to loss, expires in one year through three years	486	418
Maximum exposure to loss, expires in three years through five years	822	849
Maximum exposure to loss, expires after five years	5,386	5,014
Maximum exposure to loss	6,825	6,397
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	3,945	3,674
Factoring Guarantee [Member]
Guarantor Obligations [Line Items]
Carrying value	0	0
Maximum exposure to loss, expires in one year or less	3,460	2,915
Maximum exposure to loss, expires in one year through three years	0	0
Maximum exposure to loss, expires in three years through five years	0	0
Maximum exposure to loss, expires after five years	0	0
Maximum exposure to loss	3,460	2,915
Factoring Guarantee [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	3,460	2,915
Other guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value	24	33
Maximum exposure to loss, expires in one year or less	9	34
Maximum exposure to loss, expires in one year through three years	85	111
Maximum exposure to loss, expires in three years through five years	22	16
Maximum exposure to loss, expires after five years	2,158	971
Maximum exposure to loss	2,274	1,132
Other guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	69	113
Written put options [Member]
Guarantor Obligations [Line Items]
Carrying value	469	907
Maximum exposure to loss, expires in one year or less	7,644	4,775
Maximum exposure to loss, expires in one year through three years	5,256	2,967
Maximum exposure to loss, expires in three years through five years	2,822	3,521
Maximum exposure to loss, expires after five years	2,409	2,725
Maximum exposure to loss	18,131	13,988
Written put options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	$ 7,902	$ 4,311